Schedule of Restricted Share Units (Details) (Parenthetical) - USD ($)							3 Months Ended		6 Months Ended		9 Months Ended				12 Months Ended				18 Months Ended
	Aug. 05, 2021	Jul. 02, 2021	Jan. 02, 2021	Dec. 06, 2020	Nov. 16, 2020	Apr. 20, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020		Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, grants in period									388,990	[1],[2]	1,348,434	[3],[4],[5]	600,000	[6],[7]		600,000	[8]
Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense							$ 43,941				$ 160,750
Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, grants in period						400,000
Share-based Payment Arrangement, Expense							14,334	27,568	$ 41,540		57,494		50,641			$ 17,384
Director [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, grants in period					168,000	200,000
Share-based Payment Arrangement, Expense							5,785	9,352			14,933		16,569			8,274			$ 20,574
Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense							104,890	201,728			427,034		357,409
Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense							8,174				24,255				$ 3,998
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense							6,596	218			32,652		218
Consultant [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, grants in period				220,990
Consultants [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense									$ 29,304		58,740
Consultant One [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, grants in period			735,383
Share-based Payment Arrangement, Expense							26,263				291,364
Consultant One [Member] | Restricted Stock Units (RSUs) [Member] | Vest Immediately [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, grants in period			245,128
Consultant One [Member] | Restricted Stock Units (RSUs) [Member] | Vest In Half Increments Per Month [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, grants in period			490,255
Consultant Two [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, grants in period		17,823
Share-based Payment Arrangement, Expense							4,026				$ 4,026
Consultant Three [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, grants in period	595,228
Share-based Payment Arrangement, Expense							$ 100,022

[1]	On December 6, 2020, the Company granted 220,990 RSUs to a consultant of the Company. The RSUs vest in one sixth increments per month. The vesting of these RSUs results in stock-based compensation of $29,304 for the six months ended December 31, 2020 (years ended June 30, 2020 and 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On November 16, 2020, the Company granted 168,000 RSUs to certain directors of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs results in stock-based compensation of $3,998 for the six months ended December 31, 2020 (years ended June 30, 2020 and 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On August 5, 2021, the Company granted 595,228 RSUs to consultants of the Company, vesting immediately. The vesting of these RSUs resulted in stock-based compensation of $100,022 for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 - $nil), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive.
[4]	On January 1, 2021, the Company granted 735,383 RSUs to a consultant of the Company. Of the 735,383 RSUs, 245,128 RSUs vested immediately, and the remaining 490,255 RSUs vested in 1/12 increments per month. The vesting of these RSUs results in stock-based compensation of $26,263 and $291,364, respectively for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 - $nil), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[5]	On July 1, 2021, the Company granted 17,823 RSUs to a consultant of the Company, vesting immediately. The vesting of these RSUs resulted in stock-based compensation of $4,026 for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 - $nil), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[6]	On April 20, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one-fourth increments upon each anniversary of the grant date. The vesting of these RSUs results in stock-based compensation of $14,334 and $57,494, respectively for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 $27,568 and $50,641, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[7]	On April 20, 2020, the Company granted 200,000 RSUs to a certain director of the Company. The RSUs vest in one-fourth increments upon each anniversary of the grant date. The vesting of these RSUs results in stock-based compensation of $5,785 and $14,933, respectively for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 $9,352 and $16,569, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[8]	On April 20, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs results in stock-based compensation of $41,540 for the six months ended December 31, 2020 (years ended June 30, 2020 and 2019 - $17,384 and $nil, respectively), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.